TRANSACTIONS AND BALANCES WITH RELATED PARTIES:	12 Months Ended
Dec. 31, 2017
Transactions And Balances With Related Parties
TRANSACTIONS AND BALANCES WITH RELATED PARTIES:

NOTE 19 - TRANSACTIONS AND BALANCES WITH RELATED PARTIES:

“Related party” – has the meaning set forth in IAS 24R.

The Company’s key management personnel (who are included, together with other persons, within the definition of “related parties” as defined in IAS 24R) in 2015, 2016 and 2017 include the members of the Board of Directors and the CEO.

a.	Transactions with related parties:

	Year ended December 31
	2015	2016	2017
	U.S. dollars in thousands
Key management compensation expenses:
Salaries and short-term employee benefits	430	628	1,125
Long term employment benefits	30	43	45
Share-based compensation expenses	84	290	726
	544	961	1,896

b.	Balances with related parties:

	December 31
	2016	2017
	U.S. dollars in thousands
Statement of financial position items -
current liabilities - Accounts payable and accruals - other	44	190